Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 1,107		$ 1,184		$ 904		$ 1,123		$ 1,016	[1]	$ 1,232	[1]	$ 990		$ 632		$ 4,318	$ 3,870	$ 2,497
Operating income (loss)	34	[2]	(117)	[2]	(702)	[2]	145	[2]	(13)	[1],[3]	107	[1],[3]	10	[3]	(40)	[3]	(640)	64	(19)
Net income (loss)	(182)		(249)		(803)		(10)		(134)	[1]	(24)	[1]	386		(181)		(1,244)	47	(267)
Net loss attributable to Dynegy Inc. common stockholders	$ (186)		$ (254)		$ (807)		$ (15)		$ (140)	[1]	$ (29)	[1]	$ 382		$ (185)		(1,240)	50	$ (273)
Net income (loss) per share attributable to Dynegy Inc. common stockholders—Basic (usd per share)	$ (1.33)		$ (1.81)		$ (6.73)		$ (0.13)		$ (1.18)	[1]	$ (0.23)	[1]	$ 2.98		$ (1.49)
Net income (loss) per share attributable to Dynegy Inc. common stockholders—Diluted (usd per share)	$ (1.33)		$ (1.81)		$ (6.73)		$ (0.13)		$ (1.18)	[1]	$ (0.23)	[1]	$ 2.73		$ (1.49)
Impairments	$ 1		$ 212		$ 645				$ 25		$ 74						$ 849	$ 99

[1]	The unaudited quarterly information for the quarters ended June 30, 2015, September 30, 2015 and December 31, 2015 reflects the impact of the Acquisitions. Please read Note 3—Acquisitions for further discussion.
[2]	The results for the quarters ended June 30, 2016, September 30, 2016, and December 31, 2016, include impairment charges of $645 million, $212 million, and $1 million, respectively. See Note 9—Property, Plant and Equipment and Note 11—Unconsolidated Investments for more information.
[3]	The results for the quarters ended September 30, 2015 and December 31, 2015, include impairment charges of $74 million and $25 million, respectively. See Note 9—Property, Plant and Equipment for more information.